Employment Expenses - Schedule of Employment Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Employment Expenses [Abstract]
Wages and salaries	$ 129,689	$ 208,390
Superannuation contribution – employees	15,451	23,965
Accrued leave expenses	14,046	16,300
Payroll tax expense	(1,668)
Long service leave expense	13,847
Total employment expenses	$ 171,365	$ 248,655